Unsecured senior notes (Tables)	12 Months Ended
Dec. 31, 2017
Unsecured senior notes
Schedule of unsecured senior notes

	Amounts	Effective interest rate
	RMB
US$500,000 3.125% notes due 2021	3,242,565	3.37%
US$500,000 3.875% notes due 2026	3,204,792	4.15%

Carrying value	6,447,357
Unamortized discount and debt issuance costs	86,843

Total principal amounts of unsecured senior notes	6,534,200